Quarterly Financial Information (Unaudited) (Tables)	8 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
	As of September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$346,471,407	$—	$346,471,407
Liabilities and shareholders’ equity
Total current liabilities	$132,667	$—	$132,667
Deferred underwriting commissions	12,075,000	—	12,075,000
Derivative warrant liabilities	—	22,388,000	22,388,000
Total liabilities	12,207,667	22,388,000	34,595,667
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption shareholders’ equity	329,263,730	(22,388,000)	306,875,730
Preference shares – $0.0001 par value	—	—	—
Class A ordinary shares – $0.0001 par value	157	224	381
Class B ordinary shares – $0.0001 par value	863	—	863
Additional paid-in-capital	5,116,609	2,273,806	7,390,415
Accumulated deficit	(117,619)	(2,274,030)	(2,391,649)
Total shareholders’ equity	5,000,010	—	5,000,010
Total liabilities and shareholders’ equity	$346,471,407	$—	$346,471,407

Condensed Income Statement [Table Text Block]
	Three Months Ended September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(181,964)	$—	$(181,964)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(1,585,500)	(1,585,500)
Financing cost – derivative warrant liabilities	—	(688,530)	(688,530)
Interest earned on investments held in Trust Account	91,049	—	91,049
Total other (expense) income	91,049	(2,274,030)	(2,182,981)
Net loss	$(90,915)	$(2,274,030)	$(2,364,945)
Basic and Diluted weighted-average Class A ordinary shares outstanding	34,085,526		34,085,526
Basic and Diluted net loss per Class A share	$—		$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,625,000		8,625,000
Basic and Diluted net loss per Class B share	$(0.02)	$(0.26)	$(0.28)
	Period From May 6, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Operations
Loss from operations	$(208,668)	$—	$(208,668)
Other (expense) income:
Change in fair value of warrant liabilities	—	(1,585,500)	(1,585,500)
Financing costs	—	(688,530)	(688,530)
Interest earned on investments held in Trust Account	91,049	—	91,049
Total other (expense) income	91,049	(2,274,030)	(2,182,981)
Net loss	$(117,619)	$(2,274,030)	$(2,391,649)
Basic and Diluted weighted-average Class A ordinary shares outstanding	34,085,526	—	34,085,526
Basic and Diluted net loss per Class A share	$0.00	—	$0.00
Basic and Diluted weighted-average Class B ordinary shares outstanding	8,625,000	—	8,625,000
Basic and Diluted net loss per Class B share	$(0.02)	$(0.26)	$(0.29)

Condensed Cash Flow Statement [Table Text Block]
	Period From May 6, 2020 (Inception) Through September 30, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows
Net loss	$(117,619)	$(2,274,030)	$(2,391,649)
Change in fair value of derivative warrant liabilities	—	1,585,500	1,585,500
Financing Costs – derivative warrant liabilities	—	688,530	688,530
Net cash used in operating activities	(347,771)	—	(347,771)
Net cash used in investing activities	(345,000,000)	—	(345,000,000)
Net cash provided by financing activities	346,524,614	—	346,524,614
Net change in cash	$1,176,843	$—	$1,176,843